Significant Accounting Policies - Concentrations and Risks (Details )	12 Months Ended
	Dec. 31, 2019 item	Dec. 31, 2018 item customer	Dec. 31, 2017 item
Total number of online advertising and promotional service providers	25	32	21
Number of online service providers that accounted for 10% or more of the Group's online advertising and promotional service	2	2	2
Total percentage of the Group's online advertising and promotional service expenses that were paid to these service providers who accounted for 10% or more of the Group's online advertising and promotional service expenses.	55.00%	43.00%	50.00%
Customer A [Member]
Concentration risk (as a percent)	5.00%	22.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Number of customers accounted for more than 10%	0	1
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration risk (as a percent)	10.00%	10.00%	10.00%